Employee deferred compensation	3 Months Ended
Jun. 30, 2012
Employee deferred compensation
Employee deferred compensation
Note 21 Employee deferred compensation
The Group’s current and previous deferred compensation plans include share awards, performance share awards, Partner Asset Facilities awards, Adjustable Performance Plan awards, Restricted Cash Awards, Scaled Incentive Share Units (SISUs), Incentive Share Units (ISUs), PAF awards and other cash awards.

> Refer to “Note 27 – Employee deferred compensation” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2011 for further information.
The following tables show the expense for deferred compensation awards recognized in the consolidated statements of operations, the estimated unrecognized expense for deferred compensation awards granted in 2Q12 and prior periods and the associated remaining requisite service period over which the unrecognized expense will be recognized. The estimated unrecognized deferred compensation expense was based on the fair value of each award on the date of grant and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments.

Deferred compensation expense
in	2Q12	1Q12	2Q11	6M12	6M11

Deferred compensation expense (CHF million)

Share awards	211	206	223	417	423

Performance share awards	96	103	0	199	0

2011 Partner Asset Facility awards [1]	(19)	534	0	515	0

Adjustable Performance Plan awards	98	108	318	206	688

Restricted Cash Awards	45	41	47	86	148

Scaled Incentive Share Units	32	30	98	62	215

Incentive Share Units	15	19	46	34	82

2008 Partner Asset Facility awards [1]	12	49	20	61	73

Other cash awards	71	90	93	161	205

Total deferred compensation expense	561	1,180	845	1,741	1,834

1 Compensation expense includes the change in underlying fair value of the indexed assets during the period.

Estimated unrecognized deferred compensation expense
end of	2Q12

Estimated unrecognized deferred compensation expense (CHF million)

Share awards	1,112

Performance share awards	335

Adjustable Performance Plan awards	314

Restricted Cash Awards	80

Scaled Incentive Share Units	136

Incentive Share Units	40

Other cash awards	93

Total	2,110

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.3

2Q12 activity
In 2Q12, the Group delivered 29.7 million Group shares across all plans.
Adjustable Performance Plan awards
In connection with the capital measures announced on July 18, 2012, the Group launched a voluntary exchange offer, under which employees can elect to convert any future cash payments from the Adjustable Performance Plan awards for shares. The conversion price has been fixed at CHF 16.29.

Incentive Share Units
In 2Q12, ISU leverage units granted in 2009 were settled. In accordance with the terms of the plan, each outstanding ISU leverage unit settled for approximately 0.986 Group shares.
2008 Partner Asset Facility
In 2Q12, existing PAF holders were given a voluntary election to make a value-for-value exchange of their existing PAF awards for a new PAF award linked to an expanded portfolio of reference assets. Approximately 41% of employees holding PAF awards elected to exchange their existing PAF awards. There was no impact on compensation expense in 2Q12.

Share-based award activity
	2Q12				6M12

Number of awards (in millions)	Share awards	Performance share awards	SISU awards	ISU awards	Share awards	Performance share awards	SISU awards	ISU awards

Share-based award activities

Balance at beginning of period	70.1	23.7	14.7	13.3	48.1	–	14.7	13.3

Granted	0.9	0.0	0.0	0.0	23.3	23.7	0.0	0.0

Settled	(12.2)	0.0	(4.9)	(8.8)	(12.5)	0.0	(4.9)	(8.8)

Forfeited	(0.4)	0.0	(0.1)	(0.3)	(0.5)	0.0	(0.1)	(0.3)

Balance at end of period	58.4	23.7	9.7	4.2	58.4	23.7	9.7	4.2

of which vested	3.0	0.1	1.2	0.4	3.0	0.1	1.2	0.4

of which unvested	55.4	23.6	8.5	3.8	55.4	23.6	8.5	3.8